Related party transactions - Transactions between associates and joint ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income statement items
Sales	$ 10	$ 14	$ 13
Purchases	65	73	16
Balance sheet items
Group payables	2	2	3
Group receivables	1	2	2
Loans receivable	37	355	254
Cash flow items
Loans and equity contributions, net	$ 84	$ 134	$ 112